GOODWILL (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Gross carrying amount
Balance at beginning of period	$10,693	$5,087
Additions	217	439
Dispositions	(335)	(1)
Acquisitions through business combinations (1)	—	5,217
Assets reclassified as held for sale	—	(159)
Foreign currency translation	257	110
Balance at end of period	$10,832	$10,693
Accumulated amortization
Balance at beginning of period	$(1,398)	$(861)
Amortization and impairment expense	(384)	(561)
Dispositions	78	2
Assets reclassified as held for sale	—	29
Foreign currency translation	(46)	(7)
Balance at end of period	$(1,750)	$(1,398)
Net book value	$9,082	$9,295
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(1)See Note 3 for additional information.
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$6,914	$2,216
Acquisitions through business combinations (1)	—	4,836
Dispositions	(142)	—
Assets reclassified as held for sale	—	(11)
Foreign currency translation	(60)	(127)
Balance at end of period	$6,712	$6,914
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(1)See Note 3 for additional information.